Deferred Income	12 Months Ended
Dec. 31, 2022
Deferred Income
Deferred Income

15. Deferred Income

The following table summarizes details of deferred income at December 31, 2022 and December 31, 2021. The nature of the deferred income relating to Eli Lilly is described in Note 17.

	December 31,	December 31,
	2022	2021

	(€ in thousands)
Eli Lilly up-front payment and premium on equity consideration	72,777	19,143
Yarrow up-front payment and premium on equity consideration	—	73
Foundation for Fighting Blindness grant	—	561
Horizon 2020 grant	—	25
Total deferred income	72,777	19,802
Current portion	(5,765)	(5,115)
Total non-current deferred income	67,012	14,687